UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT, AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2008.


Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2006

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT ROAD

         STAMFORD, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone:     (203) 358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     February 11, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $97,504 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11255                      DOLPHIN HOLDINGS CORP
     28-11256                      DONALD T. NETTER
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVO INC                       COM              7585102       3912   120000          DEFINED 2              120000
AMERICAN PWR CONVERSION CORP   COM              29066107      2753    90000          DEFINED 2               90000
CASCADE NAT GAS CORP           COM              147339105     2334    90040          DEFINED 2               90040
CLEAR CHANNEL COMM             COM              184502102     9891   278300          DEFINED 2              278300
CLEAR CHANNEL COMM             CALL             184502902      213     6000     C    DEFINED 2                6000
CONOR MEDSYSTEMS INC           COM              208264101      586    18700          DEFINED 2               18700
CONOR MEDSYSTEMS INC           PUT              208264951      586    18700     P    DEFINED 2               18700
DELTA AND PINE LAND COMPANY    COM              247357106     3889    96138          DEFINED 2               96138
DOCUCORP INTL INC              COM              255911109     1280   125743          DEFINED 2              125743
DUQUESNE LIGHT HLDGS INC       COM              266233105     2429   122380          DEFINED 2              122380
EQUITY OFFICE PROPERTIES TR    COM              294741103    13444   279100          DEFINED 2              279100
HARRAHS ENTERTAINMENT INC      CALL             413619907    14890   180000     C    DEFINED 2              180000
HARRAHS ENTERTAINMENT INC      COM              413619107     2983    36060          DEFINED 2               36060
KEYSPAN CORPORATION            COM              49337W100     5836   141720          DEFINED 2              141720
KINDER MORGAN INC              COM              49455P101     8502    80400          DEFINED 2               80400
NORTHERN EMPIRE BANCSHARES     COM              665112108     2442    82680          DEFINED 2               82680
SABRE HOLDINGS CORP            CL A             785905100     4449   139500          DEFINED 2              139500
STATION CASINOS INC            COM              857689103     4320    52900          DEFINED 2               52900
STATION CASINOS INC            CALL             857689903     2989    36600     C    DEFINED 2               36600
UNIVISION COMMUNICATION INC    CL A             914906102     9776   276000          DEFINED 2              276000